SIGNIFICANT ACCOUNTING POLICIES (Schedule of Estimated Useful Lives) (Details)	Dec. 31, 2017
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation percentage	33.00%
Computers and Peripheral Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation percentage	20.00%
Computers and Peripheral Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation percentage	33.00%
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation percentage	15.00%
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation percentage	10.00%
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation percentage	20.00%
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation percentage